Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Segment Information

Note 26:	Segment Information

The reportable segments are determined by the products and services offered, primarily distinguished between Banking and Item Processing operations.  Loans, investments, deposits and financial services provide the revenues in the Banking segment and include the accounts of State Bank and RFCBC.

Service fees provide the revenues in the Item Processing operation and include the accounts of RDSI.  Other segments include the accounts of the Company, Rurban Financial Corp., which provides management services to its subsidiaries.

The accounting policies used are the same as those described in the summary of significant accounting policies.  Segment performance is evaluated using net interest income, other revenue, operating expense and net income.  Goodwill is allocated.  Income taxes and indirect expenses are allocated based on revenue.  Transactions among segments are made at fair value.  The Company allocates certain expenses to other segments.  Information reported internally for performance assessment follows.

2012	Banking	Data Processing	Other	Total Segments	Intersegment Elimination	Consolidated Totals
($ in thousands) Income Statement information:

Net interest income (expense)	$22,760	$(114)	$(1,881)	$20,765	$(33)	$20,732
Other revenue - external customers	12,427	2,294	19	14,740	-	14,740
Other revenue - other segments	289	1,537	245	2,071	(1,966)	105
Net interest income and other revenue	35,476	3,717	(1,617)	37,576	(1,999)	35,577
Non-interest expense	24,974	3,345	1,270	29,589	(2,104)	27,484
Significant noncash items:
Depreciation and amortization	942	280	10	1,232	-	1,232
Fixed asset and software impairment	65	-		65	-	65
Provision for loan losses	1,350	-	-	1,350	-	1,350
Income tax expense (benefit)	2,719	198	(988)	1,929	-	1,929
Segment profit (loss)	$6,434	$384	$1,899	$4,709	$105	$4,814

Balance sheet information:

Total assets	$633,353	$2,250	$75,328	$710,931	$(72,697)	$638,234
Goodwill and intangibles	17,572	-	-	17,572	-	17,572
Premises and equipment expenditures	$1,019	$2	$-	$1,021	$-	$1,021

2011	Banking	Data Processing	Other	Total Segments	Intersegment Elimination	Consolidated Totals
($ in thousands) Income Statement information:

Net interest income (expense)	$22,301	$(305)	$(1,285)	$20,711	$-	$20,711
Other revenue - external customers	10,187	3,332	32	13,551	-	13,551
Other revenue - other segments	301	1,388	146	1,834	(1,528)	306
Net interest income and other revenue	32,789	4,415	(1,107)	36,096	(1,528)	34,568
Non-interest expense	24,172	6,335	1,580	32,087	(1,834)	30,253
Significant noncash items:
Depreciation and amortization	870	903	10	1,783	-	1,783
Fixed asset and software impairment	-	609	-	609	-	609
Goodwillimpairment	-	381	-	381	-	381
Provision for loan losses	1,994	-	-	1,994	-	1,994
Income taxexpense (benefit)	1,824	(523)	(642)	658	-	658
Segment profit (loss)	$4,799	$(1,397)	$(2,045)	$1,358	$306	$1,664

Balance sheet information:

Total assets	$623,501	$3,577	$73,208	$700,286	$(71,622)	$628,664
Goodwill and intangibles	18,202	-	-	18,202	-	18,202
Premises and equipment expenditures	$560	$107	$13	$680	$-	$680